Investments (Details)												12 Months Ended
	Dec. 09, 2025 USD ($) shares	Dec. 09, 2025 CAD ($) $ / shares shares	Aug. 24, 2025 USD ($) shares	Aug. 24, 2025 CAD ($) shares	Jul. 24, 2025 USD ($) $ / shares shares	Jul. 24, 2025 CAD ($)	Jul. 21, 2025 USD ($)	Jul. 21, 2025 CAD ($) $ / shares shares	Jul. 17, 2025 USD ($) $ / shares shares	Jul. 17, 2025 CAD ($)	Aug. 08, 2023 CAD ($)	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 USD ($)		Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 $ / shares	Dec. 30, 2024 $ / shares	Jun. 22, 2022 $ / shares shares
Investments (Details) [Line Items]
Price per share | $ / shares								$ 0.4
Purchased guaranteed investment certificate amount												$ 462,325			$ 6,689,636			$ 744,500
Gain on change in fair value												$ (11,909,532)			104,483			$ 212,256
Common shares had a fair value (in Shares) | shares	1,666,667	1,666,667
Associated warrants shares (in Shares) | shares												1,666,667		1,666,667
Associated warrants, value												$ 150,639
Black scholes model had fair value												371,333
Gain on change in fair value												220,694
Gross proceeds												$ 1,181,499			$ 6,189,077
A2ZCryptoCap Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares																					80,000
Price per share | $ / shares																			$ 0.065	$ 0.04	$ 0.1
GameStop Corp [Member]
Investments (Details) [Line Items]
Price per share | $ / shares									$ 23.55			$ 20.08
Purchased guaranteed investment certificate amount									$ 48,516	$ 66,561
Purchased shares (in Shares) | shares									2,000
Gain on change in fair value												$ 8,358
Genius Group Limited [Member]
Investments (Details) [Line Items]
Price per share | $ / shares					$ 1.2							$ 0.57
Purchased guaranteed investment certificate amount			$ 2,217	$ 3,043	$ 49,009	$ 67,237
Purchased shares (in Shares) | shares			1,871	1,871	40,000
Gain on change in fair value												$ 24,886
Fair value of the remaining shares (in Shares) | shares												38,129		38,129
JZR Gold Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares								1,666,667
Price per share | $ / shares		$ 0.235						$ 0.3
Purchased guaranteed investment certificate amount							$ 364,800	$ 500,000
Gain on change in fair value	$ 68,936
Fair value	$ 283,097	$ 391,667
Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount																	$ 4,030,000
Balance outstanding																	$ 30,000
Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date															Feb. 14, 2025		Feb. 14, 2025
Variable interest rate (as a percent)															4.20%		4.20%
Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date															Sep. 12, 2025		Sep. 12, 2025
Variable interest rate (as a percent)															4.95%		4.95%
Guaranteed Investment Certificate [Member] | Bank of Montreal [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount															$ 500,000
Variable interest rate (as a percent)															4.50%		4.50%
Balance outstanding															$ 0
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount											$ 744,500
Variable interest rate (as a percent)											2.00%
Balance outstanding
Proceeds from redeemed investment															738,000
Gross proceeds															738,000	[1]	$ 1,700,000
Meridian [Member] | Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount																	$ 4,520,000
Gross proceeds												$ 1,181,499	[1]		$ 2,016,317	[2]
Meridian [Member] | Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date															Dec. 21, 2024		Dec. 21, 2024
Variable interest rate (as a percent)															3.52%		3.52%
Meridian [Member] | Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date															Mar. 25, 2025		Mar. 25, 2025
Variable interest rate (as a percent)															3.78%		3.78%

[1]	On August 9, 2023, the Company purchased a Guaranteed Investment Certificate (“GIC”) in the amount of C$744,500 from Royal Bank of Canada (“RBC”) with a maturity date of August 9, 2024. The GIC pays variable interest based on RBC’s Prime Interest Rate minus 2.00%. During the year ended December 31, 2024, the Company redeemed the full amount for gross proceeds of $738,000. The balance outstanding as at December 31, 2024 is $Nil.
[2]	During the year ended December 31, 2024, the Company purchased three GICs for a total amount of C$4,520,000 from Meridian Credit Union (“Meridian”) with maturity dates ranging from December 21, 2024, to March 25, 2025. The GICs pay variable interest ranging from 3.52% to 3.78% per annum. As of December 31, 2025, the total balance outstanding was $Nil as the remaining GICs were redeemed during the year (December 31, 2024 - C$1,700,000).